File Nos.  33-64465
                                                                   811-07437
  ---------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                          Pre-Effective Amendment No.                      [ ]

                          Post-Effective Amendment No. 2                   [ ]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                                 Amendment No. 2                           [ ]
                       (Check appropriate box or boxes.)
                                 -------------
                         John Hancock Declaration Trust
               (Exact Name of Registrant as Specified in Charter)

                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (617) 375-1760
                                 -------------
                                 SUSAN S. NEWTON
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
( )  immediately upon filing pursuant to paragraph (b) of Rule 485
( )  on (date) pursuant to paragraph (b) of Rule 485
( )  75 days after filing pursuant to paragraph (a) of Rule 485
(X)  on May 1, 1997 pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant hereby elects to register an indefinite number of shares of the Registrant and each series thereof.

                         John Hancock Declaration Trust

                              CROSS REFERENCE SHEET



   Item Number                                           Statement of Additional
Form N-1A Part A           Prospectus Caption              Information Caption
----------------           ------------------              -------------------

         1                  Front Cover Page                       *

         2                  Expense Information;                   *
                            The Fund's Expenses;
                            Shares Price;
                            Additional Services and
                            Programs

         3                  The Fund's Financial                   *
                            History Performance

         4                  Investment Objectives and              *
                            Policies; Organization and
                            Management of the Fund

         5                  Organization and Management            *
                            of the Fund; The Fund's
                            Expenses

         6                  Organization and Management of         *
                            Fund; Distribution and Taxes;
                            How to Redeem Shares;
                            Additional Services and Programs

         7                  Who Can Buy Shares;                    *
                            How to Buy Shares;
                            Shares Price; Additional
                            Services and Programs

         8                  How to Redeem Shares                   *

         9                  Not Applicable                         *

   Item Number                                    Statement of Additional
Form N-1A Part A      Prospectus Caption            Information Caption
----------------      ------------------            -------------------


      10                     *                   Front Cover Page

      11                     *                   Table of Contents

      12                     *                   Organization of the Fund

      13                     *                   Investment Objective and
                                                 Policies; Investment
                                                 Restrictions

      14                     *                   Those Responsible for
                                                 Management

      15                     *                   Those Responsible for
                                                 Management

      16                     *                   Investment Advisory and
                                                 Other Services; Distribution
                                                 Contract; Transfer Agent
                                                 Services; Custody of Portfolio;
                                                 Independent Auditors

      17                     *                   Brokerage Allocation

      18                     *                   Description of the Fund's
                                                 Shares

      19                     *                   Net Asset Value; Additional
                                                 Services and Programs

      20                     *                   Tax Status

      21                     *                   Distribution Contract

      22                     *                   Calculation of Performance

      23                     *                   Financial Statements

John Hancock
V.A. Financial
Industries Fund

Prospectus
May 1, 1997
--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                            Page
Investment Objective and Policies........................................    2
Organization and Management of the Fund..................................    7
The Fund's Expenses......................................................    8
Dividends and Taxes......................................................    8
Performance..............................................................    9
Investments in Shares of the Fund........................................    9
Share Price..............................................................   10
Redeeming Shares.........................................................   10


This prospectus sets forth information about John Hancock V.A. Financial Industries Fund (the "Fund"), a diversified series of John Hancock Declaration Trust, that you should know before investing. Please read and retain it for future reference.

Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Fund's Statement of Additional Information, dated May 1, 1997, free of charge by writing or telephoning: John Hancock Signature Services, Inc. P.O. Box 9298, Boston Massachusetts 02205-9298, 1-800-824-0335.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT OBJECTIVE AND POLICIES

THE FUND SEEKS CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENTS IN EQUITY SECURITIES OF FINANCIAL SERVICES COMPANIES THROUGHOUT THE WORLD

The Fund's investment objective is capital appreciation. The Fund seeks its objective primarily through investments in financial services companies (defined below) located in the U.S. and foreign countries. There is no assurance that the Fund will achieve its investment objective.

Under ordinary circumstances, the Fund will invest at least 65% of its total assets in equity securities of financial services companies. For this purpose, equity securities include common and preferred stocks and their equivalents (including warrants to purchase and securities convertible into such stocks).

FINANCIAL SERVICES COMPANIES INCLUDE VARIOUS TYPES OF FIRMS

A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

The Fund currently uses a strategy of investing in financial services companies that are, in the opinion of the Fund's management team currently underfollowed, and/or underpriced, in consolidating or restructuring industries, or in a position to benefit from regulatory changes. This strategy can be changed at any time.

THE FUND MAY ALSO INVEST IN DEBT SECURITIES OF FINANCIAL SERVICES COMPANIES AND IN DEBT AND EQUITY SECURITIES OF CERTAIN OTHER COMPANIES

The Fund may also invest in debt securities of financial services companies and in debt and equity securities of companies outside of the financial services sector. The Fund may invest up to 5% of its net assets in below-investment grade debt securities.

To avoid the need to sell equity securities in the Fund's portfolio to meet redemption requests, and to provide flexibility to the Fund to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in short-term, investment grade debt securities. Short-term debt securities have a maturity of less than one year. Investment grade securities are rated at the time of purchase BBB or higher by Standard & Poor's Rating Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). Debt securities include corporate obligations (such as commercial paper, notes, bonds or debentures), certificates of deposit, deposit accounts, obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements. When the Adviser believes that financial conditions warrant, it may for temporary defensive purposes invest up to 80% of the Fund's assets in these securities rated in the four highest categories of S&P or Moody's. Medium grade obligations (i.e., those rated BBB or Baa) lack outstanding investment characteristics and have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on these obligations. In the event a debt security is subsequently down-graded below medium grade, the Adviser will consider this event in determining whether the Fund should continue to hold the security. See Appendix A to the Statement of Additional Information for a description of the various ratings of investment grade debt securities.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Since the Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, legislative proposals to remove traditional barriers between banking and investment banking activities would allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry.

The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies. See "Foreign Issuers."

The market value of debt securities in the Fund's portfolio will tend to vary in an inverse relationship with changes in interest rates. For example, as interest rates rise, the market value of debt securities tends to decline.

THE FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVE

Options and Futures Transactions. The Fund may invest up to 5% of its assets in purchased put and call options and may write (sell) covered call options on up to 30% of its portfolio securities. The Fund may deal in exchange listed or over-the-counter options.

The Fund's ability to use options to hedge or earn income successfully will depend on the Adviser's ability accurately to predict market movements. Successful hedging also depends on a strong correlation between the market for the underlying security and the related options market. There is no assurance that a liquid market for options will always exist. In addition, the Fund could be prevented from opening or closing out an options position on favorable terms because of exchange imposed limits on positions or on daily price fluctuations.

The Fund may buy and sell options contracts on securities and stock indices, stock index futures contracts and options on such futures contracts. Options and futures contracts are bought and sold to manage the Fund's exposure to changing interest rates and security prices. Some options and futures strategies, including selling futures, buying puts and writing calls, tend to hedge a Fund's Investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall portfolio.

Options and futures can be volatile investments and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions are poorly correlated with its other investments, or if it can not close out its positions because of an illiquid secondary market.

The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits and premiums required to establish speculative positions in futures contracts and options on futures would exceed 5% of the Fund's net assets. The loss incurred by the Fund from transactions in futures contracts and writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Fund's transactions in options and futures contracts may be limited by the requirements of the Internal revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. See the Statement of Additional Information for further discussion of options and futures transactions.

Restricted Securities. The Fund may purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"). The Trustees will monitor the Fund's investments in these securities, focusing on certain factors, including valuation, liquidity and availability of information. Purchases of other restricted securities are subject to an investment restriction limiting the Fund's illiquid securities to not more than 15% of its net assets.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market fund shares. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

Repurchase Agreements, Forward Commitments and When-Issued Securities. The Fund may enter into repurchase agreements and may purchase securities on a forward commitment or when-used basis. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the seller at a higher price. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed in or prevented from liquidating the collateral. The Fund will segregate in a separate account cash or liquid, high grade debt securities equal in value to its forward commitments and when-issued securities. Purchasing securities for future delivery or on a when-issued basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines before the settlement date.

Short Sales. The Fund may engage in short sales "against the box," as well as short sales to hedge against or to profit from an anticipated decline in the value of a security. When the Fund engages in a short sale, it will place in a segregated account and mark to market daily cash or U.S. government securities according to applicable regulatory requirements. See the Statement of Additional Information.

Foreign Currencies. Due to its investments in foreign securities, the Fund may hold a portion of its assets in foreign currencies. As a result, the Fund may enter into forward foreign currency exchange contracts to protect against changes in foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase a specific currency at a future date at a price set at the time of the contract. Although these contracts could reduce the risk of loss due to a decline in the value of the hedged foreign currency, they could also limit any potential gain which might result from an increase in the value of that currency.

THE FUND FOLLOWS CERTAIN POLICIES WHICH MAY HELP TO REDUCE INVESTMENT RISK

The Fund has adopted certain investment restrictions which are enumerated in detail in the Statement of Additional Information, where they are classified as fundamental or nonfundamental. Those investment restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective and its nonfundamental investment policies and restrictions, however, may be changed by a vote of the Trustees without shareholder approval. Under normal market conditions, the Fund's portfolio turnover rate for the current fiscal year is expected to be no more than 100%.

Depository Receipts. The Fund may invest in securities of foreign issuers including securities in the form of American Depository Receipts ("ADRs), European Depository Receipts ("EDRs") or other securities convertible into securities of corporations in which the Fund is permitted to invest. ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation, and are designed for trading in the United States securities markets. Issuers of the shares underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Global Risks. Investments in foreign securities may involve risks not present in domestic securities due to exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. There may be difficulty in enforcing legal rights outside the United States. Some foreign companies are not subject to the same uniform financial reporting requirements, accounting standards and government supervision as domestic companies, and foreign exchange markets are regulated differently from the U.S. stock market. Additionally, because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly. Therefore, the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement. The expense ratio of the Fund can be expected to be higher than that of mutual funds investing only in domestic securities since the expenses of the Fund, such as the cost of maintaining custody of foreign securities and advisory fees, are higher.

BROKERS ARE CHOSEN BASED ON BEST PRICE AND EXECUTION

In choosing brokerage firms to carry out the Fund's transactions the Adviser gives primary consideration to execution at the most favorable price, taking into account the broker's professional ability and quality of service.
Consideration may also be given to the broker's sales of Fund shares. Pursuant to procedures established by the Trustees, the Adviser may place securities transactions with brokers affiliated with the Adviser.

ORGANIZATION AND MANAGEMENT OF THE FUND

The Fund is a diversified series of John Hancock Declaration Trust, an open-end management investment company organized as a Massachusetts business trust in 1996 (the "Trust"). The Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation. The Trustees have the authority, without further shareholder approval, to establish additional funds within the Trust and to classify and reclassify the shares of the Fund, or any new fund of the Trust, into one or more classes. The Trust is not required to hold annual shareholder meetings, although special meetings may be called for such purposes as electing or removing Trustees, changing fundamental restrictions or approving a management contract. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received. For a further discussion of voting rights, please refer to your insurance company's separate account Prospectus.

JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT COMPANIES HAVING A TOTAL ASSET VALUE OF MORE THAN $20 BILLION.

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds") distributes shares for all of the John Hancock funds directly and through selected broker-dealers ("Selling Brokers"). Certain Trust officers are also officers of the Adviser and John Hancock Funds. Pursuant to an order granted by the Securities and Exchange Commission, the Trust has adopted a deferred compensation plan for its independent Trustees, which allows Trustees' fees to be invested by the Trust in other John Hancock funds.

James K. Schmidt and Thomas Finucane lead the Fund's portfolio management team. Mr. Schmidt is executive vice president of the Adviser. He joined the Adviser in 1985. Mr. Finucane is second vice president of the Adviser and joined the Adviser in 1990.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.


THE FUND'S EXPENSES

For managing its investment and business affairs, the Fund pays a monthly fee to the Adviser which is based upon the average daily net asset value of the Fund at the annual rate of 0.80%.

The investment management fee is higher than the fees paid to most mutual funds, but comparable to fees paid by funds that invest in similar securities.

Each Fund pays fees to the Independent Trustees of the Trust, the expenses of the continuing registration and qualification of its shares for sale, the charges of custodians and transfer agents, and auditing and legal expenses. The Adviser may, from time to time, agree that all or a portion of its fee will not be imposed for specific periods or make other arrangements to limit the Funds' expenses to not more than a specified percentage of average net assets (currently 0.25% excluding advisory fees). The Adviser retains the right to reimpose the fee and recover any other payments to the extent annual expenses fall below the limit at the end of the fiscal year.

The Funds also compensate the adviser for performing tax and financial management services. Compensation is not expected to exceed 0.02% of average net assets on an annual basis.


DIVIDENDS AND TAXES

Dividends. Dividends from the Fund's net investment income and capital gains, if any, are generally declared annually. Dividends are automatically reinvested in additional shares of the Fund.

Taxation. For a discussion of the tax status of your Variable Contract, including the tax consequences of withdrawals or other payments, refer to the Prospectus of your insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal record keeping.

The Fund is treated as a separate entity for tax purposes and intends to elect to be treated and qualify each year as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must satisfy certain requirements in Subchapter M of the Code relating to the sources of its imcome, the diversification of its assets, and the distribution of its income to shareholders. As a regulated investment company, the Fund will not be subject to Federal income taxes on any net realized capital gains that are distributed to its shareholders in accordance with the timing requirements of the Code. The Fund expects to distribute to the life insurance company separate accounts owning its shares all or substantially all of its net investment income and net realized capital gains, if any, for each taxable year.

Distributions from the Fund's net investment income, certain net foreign exchange gains, and any excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income, and distributions from any excess of net long-term capital gain over net short-term capital loss so designated by the Fund will be treated as long-term capital gain by the investing insurance companies. Such companies should consult their own tax advisers regarding whether such distributions are subject to federal income tax if they are properly addded to reserves for the applicable variable contracts.

In addition to the above, Fund also follows certain portfolio diversification requirements imposed under the Code on separate accounts of insurance companies that are used to fund Variable Contracts. More specific information on these diversification requirements is contained in the Trust's Statement of Additional Information.

If the Fund does not both qualify as a regulated investment company and satisfy the additional diversification requirements referred to above, the holders of Variable Contracts based on a separate account that invested in that Fund might become subject to taxation of all income on such contracts unless the failure is permitted to be corrected by the Internal Revenue Service.

THE FUND MAY ADVERTISE ITS YIELD AND TOTAL RETURN.

PERFORMANCE

Total return is based on the overall change in value of a hypothetical investment in the Fund. The Fund's total return shows the overall dollar or percentage change in value, assuming the reinvestment of all dividends. Cumulative total return shows the Fund's performance over a period of time. Average annual total return shows the cumulative return divided over the number of years included in the period. Because average annual total return tends to smooth out variations in the Fund's performance, you should recognize that it is not the same as actual year-to-year results.

Total return calculations are at net asset value because no sales charges are incurred by Variable Contract separate accounts.

Yield reflects the Fund's rate of income on portfolio investments as a percentage of its share price. Yield is computed by annualizing the result of dividing the net investment income per share over a 30-day period by the net asset value per share on the last day of that period.

Yield is calculated according to accounting methods that are standardized for all mutual funds. Because yield accounting methods differ from the methods used for other accounting purposes, the Fund's yield may not equal the income paid on shares or the income reported in the Fund's financial statements.

The value of the Fund's shares when redeemed may be more or less than their original cost. Total return and yield are historical calculations and are not indications of future performance.

INVESTMENTS IN SHARES OF THE FUND

Each Fund sells its shares at net asset value ("NAV") directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts. Variable Contract separate accounts may or may not make investments in the Fund. Investments in the Fund (other than certain automatic investments described below under "Redeeming Shares") are credited to an insurance company's separate account immediately upon acceptance of the investment by the Fund. The offering of shares of any Fund may be suspended for a period of time and each Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of a Fund.

SHARE PRICE

The net asset value per share (the "NAV") is the value of one share. The NAV is calculated by dividing the Fund's net assets by the number of its outstanding shares. Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value. The NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day that the Exchange is open.

REDEEMING SHARES

Shares of a Fund may be redeemed on any business day. Redemptions (other than certain automatic redemptions described below) are effected at the per share NAV next determined after receipt and acceptance of the redemption request by a Fund. Redemption proceeds will normally be forwarded by bank wire to the redeeming insurance company on the next business day after receipt of the redemption instructions by a Fund. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven (7) business days or longer, as permitted by Federal securities laws.

Purchases and redemptions arising out of an automatic transaction under an insurance contract (such as investment of net premiums, death of insureds, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements and similar automatic transactions) are effected at the net asset value per share computed as of the close of business on the day as of which the automatic transaction is effected, even though the order for purchase or redemption of Fund shares is not received until after close of business.

JOHN HANCOCK                                   JOHN HANCOCK
V.A. FINANCIAL INDUSTRIES FUND                 V.A. FINANCIAL
                                               INDUSTRIES
Investment Adviser                             FUND
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603               Prospectus
                                               May 1, 1997
Principal Distributor
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts  02199-7603              A mutual fund seeking capital
                                               appreciation primarily through
Custodian                                      investments in financial services
Investors Bank & Trust Company                 companies.
89 South Street
Boston, Massachusetts 02111

Transfer Agent
John Hancock Signature Services, Inc.
P.O. Box 9298
Boston, Massachusetts  02205-9298

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts  02116

HOW TO OBTAIN INFORMATION
ABOUT THE FUND

For:   Service Information          call 1-800-824-0335



                                               101 Huntington Avenue
                                               Boston, Massachusetts 02199-7603
                                               Telephone 1-800-824-0335

                         JOHN HANCOCK DECLARATION TRUST
                              101 HUNTINGTON AVENUE
                              BOSTON, MA 02199-7603


                   JOHN HANCOCK V.A. FINANCIAL INDUSTRIES FUND

                       Statement of Additional Information

                                   May 1, 1997

         This Statement of Additional Information provides information about John Hancock V.A. Financial Industries Fund (the "Fund") in addition to the information that is contained in the Fund's Prospectus dated May 1, 1997 (the "Prospectus"). The Fund is a diversified series of John Hancock Declaration Trust (the "Trust").

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                                  P.O. Box 9298
                              Boston MA 02205-9298
                                 1-800-225-5291

                                TABLE OF CONTENTS
                                -----------------

Organization of the Fund                                                   2
Investment Objective and Policies                                          2
Investment Restrictions                                                   15
Those Responsible for                                                     18
Management                                                                26
Investment Advisory and Other Services                                    28
Distribution Agreement                                                    28
Net Asset Value
Special Redemptions                                                       29
Description of the Fund's Shares                                          29
Tax Status                                                                31
Calculation of Performance                                                35
Brokerage Allocation                                                      36
Shareholder Servicing Agent                                               39
Custody of Porfolio                                                       39
Independent Auditors                                                      39
Financial Statements                                                     F-1



ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Fund was created as a separate series of the Trust on May 1, 1997.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus.

Under ordinary circumstances, the Fund will invest at least 65% of its total assets in equity securities of financial services companies. For this purpose, equity securities include common and preferred stocks and their equivalents (including warrants to purchase and securities convertible into such stocks).

A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

The Fund currently uses a strategy of investing in financial services companies that are, in the opinion of the Fund's management team, currently underfollowed and/or underpriced, in consolidating or restructuring industries, or in a position to benefit from regulatory changes. This strategy can be changed at any time.

The Fund may invest in debt securities of financial services companies. The Fund may also invest in equity and debt securities of companies outside of the financial services sector if, in the Adviser's opinion, such nonfinancial services companies will benefit from developments in the financial services sector. The Fund may invest up to 5% of its net assets in a combination of below-investment grade debt securities of banks and equities of non-financial services companies.

To avoid the need to sell equity securities in the Fund's portfolio to meet redemption requests, and to provide flexibility to the Fund to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in short-term, investment grade debt securities. Short-term debt securities have a maturity of less than one year. Investment grade securities are rated at the time of purchase BBB or higher by Standard & Poor's Rating Group ("S&P") or Baa or higher by Moody's Investor Services, Inc. ("Moody's). Debt securities include corporate obligations (such as commercial paper, notes, bonds or debentures), certificates of deposit, deposit accounts, obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements. When the Adviser believes that financial conditions warrant, it may for temporary defensive purposes invest up to 80% of the Fund's assets in these securities rated in the four highest categories of S&P or Moody's. Medium grade obligations (i.e., those rated BBB or Baa) lack outstanding investment characteristics and have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on these obligations. In the event a debt security is subsequently down-graded below medium grade, the Adviser will consider this event in determining whether the Fund should continue to hold the security. See Appendix A to the Statement of Additional Information for a description of the various ratings of investment grade debt securities.

Since the Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, legislative proposals to remove traditional barriers between banking and investment banking activities would allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry. The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

The Adviser believes that the ongoing deregulation of many segments of the financial services sector continues to provide new opportunities for issuers in this sector. As deregulation of various financial services businesses continues and new segments of the financial services sector are opened to certain larger financial services firms formerly prohibited from doing business in these segments, (such as national and money center banks) certain established companies in these market segments (such as regional banks or securities firms) may become attractive acquisition candidates for the larger firm seeking entrance into the segment. Typically, acquisitions accelerate the capital appreciation of the shares of the company to be acquired.

In addition, financial services companies in growth segments (such as securities firms during times of stock market expansion) or geographically linked to areas experiencing strong economic growth (such as certain regional banks) are likely to participate in and benefit from such growth through increased demand for their products and services. Many financial services companies which are actively and aggressively managed and are expanding services as deregulation opens up new opportunities also show potential for capital appreciation, particularly in expanding into areas where nonregulatory barriers to entry are low.

The Adviser will seek to invest in those financial services companies that it believes are well positioned to take advantage of the ongoing changes in the financial services sector. A financial services company may be well positioned for a number of reasons. It may be an attractive acquisition for another company wishing to strengthen its presence in a line of business or a geographic region or to expand into new lines of business or geographic regions, or it may be planning a merger to strengthen its position in a line of business or a geographic area. The financial services company may be engaged in a line or lines of business experiencing or likely to experience strong economic growth; it be linked to a geographic region experiencing or likely to experience strong economic growth and be actively seeking to participate in such growth; or it may be expanding into financial services or geographic regions previously unavailable to it (due to an easing of regulatory constraints) in order to take advantage of new market opportunities.

INVESTMENTS IN FOREIGN SECURITIES

In addition to purchasing equity securities of foreign issuers in foreign markets, the Fund may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of corporations domiciled in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement.

Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies.

If the Fund enters into a forward contract to purchase foreign currency, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount necessary to complete the forward contract. These assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund's commitments in purchased forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom it enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

RESTRICTED SECURITIES

The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements maturing in more than seven days, OTC options, securities that are not readily marketable and restricted securities. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4 (2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.


LENDING SECURITIES

The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.


RIGHTS AND WARRANTS

The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

SHORT SALES

The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund may only make short sales "against the box," meaning that the Fund, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities, of any type or maturity, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income for a taxable year in order for the Fund to qualify as a regulated investment company under the Code for that year.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

The Fund may purchase and sell securities on a forward commitment or when-issued basis. Forward commitments or when-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price. When the Fund engages in these transactions, it relies on the seller or buyer, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

To the extent that the Fund remains substantially fully invested at the same time that it has purchased when-issued securities, as it would normally expect to do, there may be greater fluctuations in its net asset value per share than if the Fund set aside cash to satisfy its purchase commitment. When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its Custodian cash or liquid securities, of any type or maturity, with an aggregate value equal to the amount of such purchase commitments until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitment.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses and may make it more difficult for the Fund to qualify as a regulated investment company for federal income tax purposes. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval of the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if the holders of more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3,6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees, and the purchase or sale of options, futures contracts, forward commitments, swaps and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of Trustees' fees and short sales, transactions in futures contracts, and options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. This restriction does not apply to transactions in reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate and currency swaps, interest rate caps, floors and collars and repurchase agreements entered into in accordance with the Fund's investment policies.

6. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment; except that the Fund intends to invest more than 25% of its total assets in the banking industry and will ordinarily invest more than 25% of its assets in the financial services sector, which includes the banking industry. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

8.       With respect to 75% of total assets,  purchase  securities of an issuer
(other  than  the  U.S.   Government,   its   agencies,   instrumentalities   or
authorities), if:

         a. such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

         b. such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are designated as non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund may not:

10. Participate on a joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

11. Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets would be invested in any one such investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities in the securities of open-end investment companies; or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company. Notwithstanding the foregoing, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies; (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

12. Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets under to cover written OTC options, and privately issued stripped mortgage-backed securities.

13. Purchase securities while outstanding borrowings (other than revere repurchase agreements) exceed 5% of the Fund's total assets.

14. Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Fund at any time will not exceed 20% of the Fund's total assets.

15. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amounts of net assets will not be considered a violation of any of the foregoing restrictions.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers and Directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief             Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)                Officer, the Adviser and The
Boston, MA  02199                                                               Berkeley Financial Group ("Berkeley
October 1944                                                                    Group"); Chairman, NM Capital
                                                                                Management, Inc. ("NM Capital") and
                                                                                John Hancock Advisers International
                                                                                Limited ("Advisers International");
                                                                                Chairman, Chief Executive Officer
                                                                                and President, John Hancock Funds,
                                                                                Inc. ("John Hancock Funds"), First
                                                                                Signature Bank and Trust Company
                                                                                and Sovereign Asset Management
                                                                                Corporation ("SAMCorp."); Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Capital Corporation and New
                                                                                England/Canada Business Council;
                                                                                Member, Investment Company
                                                                                Institute Board of Governors;
                                                                                Director, Asia Strategic Growth
                                                                                Fund, Inc.; Trustee, Museum of
                                                                                Science; Vice Chairman and
                                                                                President, the Adviser (until July
                                                                                1992); Chairman, John Hancock
                                                                                Distributors, Inc. (until April
                                                                                1994); Director, John Hancock
                                                                                Freedom Securities Corporation
                                                                                (until September 1996); Director,
                                                                                John Hancock Signature Services,
                                                                                Inc. ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.






                                       18

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Dennis S. Aronowitz                     Trustee (3)                             Professor of Law, Emeritus, Boston
Boston University                                                               University School of Law; Trustee,
Boston, Massachusetts                                                           Brookline Savings Bank.
June 1931

Richard P. Chapman, Jr.                 Trustee (1, 3)                          President, Brookline Savings Bank;
160 Washington Street                                                           Director, Federal Home Loan Bank of
Brookline, MA  02147                                                            Boston (lending); Director, Lumber
February 1935                                                                   Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                     Trustee (3)                             Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.
















                                       19

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Douglas M. Costle                       Trustee (1, 3)                          Director, Chairman of the Board and
RR2 Box 480                                                                     Distinguished Senior Fellow,
Woodstock, VT  05091                                                            Institute for Sustainable
July 1939                                                                       Communities, Montpelier, Vermont
                                                                                (since 1991); Dean Vermont Law
                                                                                School (until 1991); Director, Air
                                                                                and Water Technologies Corporation
                                                                                (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Company (electric services) and
                                                                                Mitretek Systems (governmental
                                                                                consulting services).

Leland O. Erdahl                        Trustee (3)                             Director, Santa Fe Ingredients
8046 Mackenzie Court                                                            Company of California, Inc. and
Las Vegas, NV  89129                                                            Santa Fe Ingredients Company, Inc.
December 1928                                                                   (private food processing companies),
                                                                                Uranium Resources, Inc.; President,
                                                                                Stolar, Inc. (1987-1991); President,
                                                                                Albuquerque Uranium Corporation
                                                                                (1985-1992); Director,
                                                                                Freeport-McMoRan Copper & Gold
                                                                                Company, Inc., Hecla Mining Company,
                                                                                Canyon Resources Corporation and
                                                                                Original Sixteen to One Mines, Inc.
                                                                                (1984-1987 and 1991-1995)
                                                                                (management consultant).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.










                                       20

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Richard A. Farrell                      Trustee(3)                              President of Farrell, Healer & Co.,
Venture Capital Partners                                                        (venture capital management firm)
160 Federal Street                                                              (since 1980);  Prior to 1980, headed
23rd Floor                                                                      the venture capital group at Bank of
Boston, MA  02110                                                               Boston Corporation.
November 1932

Gail D. Fosler                          Trustee (3)                             Vice President and Chief Economist,
4104 Woodbine Street                                                            The Conference Board (non-profit
Chevy Chase, MD  20815                                                          economic and business research);
December 1947                                                                   Director, Unisys Corp.; and H.B.
                                                                                Fuller Company.

William F. Glavin                       Trustee (3)                             President, Babson College; Vice
Babson College                                                                  Chairman, Xerox Corporation (until
Horn Library                                                                    June 1989); Director, Caldor Inc.,
Babson Park, MA 02157                                                           Reebok, Ltd. (since 1994) and Inco
March 1931                                                                      Ltd.

Anne C. Hodsdon *                       Trustee and President (1,2)             President, Chief Operating Officer
101 Huntington Avenue                                                           and Director, the Adviser; Director,
Boston, MA  02199                                                               The Berkeley Group, John Hancock
April 1953                                                                      Funds; Director, Advisers
                                                                                International; Executive Vice
                                                                                President, the Adviser (until
                                                                                December 1994); Senior Vice
                                                                                President, the Adviser (until
                                                                                December 1993); Director, Signature
                                                                                Services (until January 1997).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.









                                       21

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Dr. John A. Moore                       Trustee (3)                             President and Chief Executive
Institute for Evaluating Health Risks                                           Officer, Institute for Evaluating
1629 K Street NW                                                                Health Risks, (nonprofit
Suite 402                                                                       institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee (3)                             Cornell Institute of Public Affairs,
Cornell University                                                              Cornell University (since August
Institute of Public Affairs                                                     1996); President Emeritus of Wells
364 Upson Hall                                                                  College and St. Lawrence University;
Ithica, NY  14853                                                               Director, Niagara Mohawk Power
May 1943                                                                        Corporation (electric utility) and
                                                                                Security Mutual Life (insurance).

John W. Pratt                           Trustee (3)                             Professor of Business Administration
2 Gray Gardens East                                                             at Harvard University Graduate
Cambridge, MA  02138                                                            School of Business Administration
September 1931                                                                  (since 1961).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.












                                       22

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Richard S. Scipione *                   Trustee (1)                             General Counsel, John Hancock Life
John Hancock Place                                                              Company; Director, the Adviser,
P.O. Box 111                                                                    Advisers International, John Hancock
Boston, MA  02117                                                               Funds, John Hancock Distributors,
August 1937                                                                     Inc., Insurance Agency, Inc., John
                                                                                Hancock Subsidiaries, Inc.,
                                                                                SAMCorp. and NM Capital; Trustee,
                                                                                The Berkeley Group; Director, JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Director, John Hancock Property and
                                                                                Casualty Insurance and its
                                                                                affiliates (until November 1993);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Edward J. Spellman, CPA                 Trustee (3)                             Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                            (retired June 1990).
Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment      Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                             Officer, the Adviser; Director, the
Boston, MA  02199                                                               Adviser, Advisers International,
July 1938                                                                       John Hancock Funds, SAMCorp.,
                                                                                Insurance Agency, Inc.,
                                                                                Southeastern Thrift & Bank Fund and
                                                                                NM Capital; Senior Vice President,
                                                                                The Berkeley Group; President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.








                                       23

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

James B. Little                         Senior Vice President and Chief         Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                       The Berkeley Group, John Hancock
Boston, MA  02199                                                               Funds.
February 1935

John A. Morin                           Vice President                          Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services and John Hancock
July 1950                                                                       Funds; Secretary, SAMCorp.,
                                                                                Insurance Agency, Inc. and NM
                                                                                Capital; Counsel, John Hancock
                                                                                Mutual Life Insurance Company (until
                                                                                January 1996).

Susan S. Newton                         Vice President and Secretary            Vice President, the Adviser, John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group; Vice
March 1950                                                                      President, John Hancock
                                                                                Distributors, Inc. (until 1994.

James J. Stokowski                      Vice President and Treasurer            Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The following table provides information regarding the compensation paid by the Fund and other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau, Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services. The Fund paid no compensation to the Trustees during 1996, since it did not yet exist.

                             Aggregate Compensation

                                   Aggregate            Total Compensation From
                               Compensation From       All Funds in John Hancock
Independent Trustees                 Fund                 Complex to Trustees*
--------------------                 ----                 --------------------

Dennis S. Aronowitz                $   0                       $ 72,450
Richard P. Chapman, Jr.+               0                         75,200
William J. Cosgrove+                   0                         72,450
Douglas M. Costle                      0                         75,350
Leland O. Erdahl                       0                         72,350
Richard A. Farrell                     0                         75,350
Gail D. Fosler                         0                         68,450
William F. Glavin +                    0                         72,250
John A. Moore                          0                         68,350
Patti McGill Peterson                  0                         72,100
John W. Pratt                          0                         72,350
Edward J. Spellman                     0                         73,950
                                   -----                       --------
Totals                             $   0                       $870,600

*Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1996. As of this date, there were sixty-seven funds in the John Hancock Funds Complex of which each of these Independent Trustees served on thirty-five.

+On December 31, 1996, the value of the aggregate deferred compensation from all funds in the John Hancock Fund Complex for Mr. Chapman was $63,164, for Mr. Cosgrove was $131,317 and for Mr. Glavin was $109,059.


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and presently has over $19 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $80 billion, the Life Company is one of the 10 largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") dated as of May 1, 1997 with the Adviser. As the Fund's manager and investment adviser, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Funds or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As provided by the investment management contract, the Fund pays the adviser monthly an advisory fee of 0.80%, which is based on a stated percentage of the Fund's average daily net asset value as follows:

The Advisory Agreement was approved on March 11, 1997 by all of the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto. The sole initial shareholder of the Fund also approved the Advisory Agreement on May 1, 1997. The investment management contract and the distribution agreement discussed below continue in effect from year to year if approved annually by vote of a majority of the Trustees who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and by either the Trustees or the holders of a majority of the Fund's outstanding voting securities. Both agreements automatically terminate upon assignment and may be terminated on 60 days' written notice by either party to the respective contract or by vote of a majority of the outstanding voting securities of the Fund.

Pursuant to the investment management contract, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the investment management contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the investment management contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION AGREEMENT

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's shares may be significantly affected on days when a shareholder has no access to the Fund.


SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.


DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have only authorized shares of the Funds. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have not authorized the issuance of additional classes of shares of the Funds.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectus under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of Variable Contract holders to vote the shares of a Fund are governed by the relevant Variable Contract. For information on these voting rights, see the Prospectus describing the Variable Contract.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefor limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes. The Fund intends to elect to be treated, and to qualify for each taxable year, as a separate "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Qualification of the Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without being offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) the Fund derive less than 30% of its annual gross income from gains (without deduction for losses) from the sale or other disposition of any of the following held (for tax purposes) for less than three months: (i) stock or securities; (ii) options, futures or forward contracts (not on foreign currencies) or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) not directly related to the Fund's principal business of investing in stock or securities and related options or futures; (c) the Fund distribute at least annually to its shareholders as dividends at least 90% of the sum of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (d) the Fund diversify its assets so that, at the close of each quarter of its taxable year,
(i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

The Fund also must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts and, because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, the assets of the Fund that may be invested in securities of any one, two, three and four issuers. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including possible current inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (the "I.R.S.") based on the tax contractholders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a regulated investment company would also subject the Fund to Federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If the Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. The

Fund is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. Income from investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss but after considering the post-October loss regulations (i.e., all of the Fund's net income other than any excess of net long-term capital gain over net short-term capital loss) the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

For Federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.

Limitations imposed by the Code on regulated investment companies may restrict the Fund's ability to enter into futures, options and currency forward transactions.

Certain options, futures and forward foreign currency transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of the Fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to the Fund and certain aspects of its distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, the Fund in their particular circumstances.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

Yield. The yield of the Fund is computed by dividing net investment income per share determined for a 30-day period by the net asset value per share on the last day of the period, according to the following standard formula:

                         Yield = ([(a - b) + 1] 6 - 1)
                                     ---
                                      cd

Where:

a =     dividends and interest earned during the period.
b =     net expenses accrued during the period.
c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
d =     the net asset value per share on the last day of the period.

Total Return. Total return is computed by finding the average annual compounded rates of return over the designated periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     n _____
                                T = \ /ERV/P - 1

Where:

P =               a hypothetical initial investment of $1,000.

T =               average annual total return.

n =               number of years.

ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year and life-of-fund periods.

The calculation of total return assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the net asset value at the end of the period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper Fixed Income Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,700 fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MORNINGSTAR, STANGER'S and BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales, and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performances.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerages commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions on any prescribed basis. While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, its policies and practices in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker-dealer which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker-dealer would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 1996, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by the majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

SHAREHOLDER SERVICING AGENT

John Hancock Signature Services, Inc., John Hancock Way STE 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the shareholder servicing agent for the Fund. The Fund pays an annual fee per shareholder account, plus certain out-of-pocket expenses.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Trust and Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are __________________, _______________ ______, Boston, Massachusetts 02116. The independent auditors audit and render an opinion on the Fund's annual financial statements and review the Fund's annual income tax return.

                              FINANCIAL STATEMENTS

                                    PART C.

                         JOHN HANCOCK DECLARATION TRUST

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements included in the Registration Statement:

               John Hancock Declaration Trust

               Not applicable
               ______________________
               *To be filed by amendment.

          (b)  Exhibits:

               The exhibits to this Registration Statement are listed in the
          Exhibit Index hereto and are incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with Registrant

          Separate Account Variable Annuity JF of John Hancock Variable Life Insurance Company, (the "Life Company") owns 100 % of the outstanding shares of beneficial interest of the Registrant.

Item 26.  Number of Holders of Securities

          As of January 27, 1997, the Life Company owned 100% of the outstanding shares of beneficial interest of the Registrant.

Item 27.  Indemnification

          (a) Under Registrant's Declaration of Trust. Article IV, Section 4.3 of the Registrant's Declaration of Trust contains provisions indemnifying each trustee and each officer of Registrant from liability to the full extent permitted by law, subject to the provisions of the Investment Company Act of 1940, as amended.

          (b) Under the Underwriting Agreement. Under Section 11 of the Distribution Agreement, the principal underwriter has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of the underwriter.

          (c) Under The By-Laws of the John Hancock Mutual Life Insurance Company ("the Company"), John Hancock Funds, Inc. ("JH Funds, Inc.") and John Hancock Advisers, Inc. (the "Adviser"). Section 9a of the By-Laws of the Company provides, in effect, that the Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Company who serves as a director or officer of the Registrant at the direction or request of the Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Company. In addition, no such person will be indemnified by the Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote or by vote of the policyholders. The Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of JH Funds, Inc. and the Adviser provides as follows:

     Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by law.

     Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

          (d) Under the Investment Management Contracts of Registrant on behalf of each Fund. Each of the Registrant's Investment Management Contracts (the "Contracts") provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Adviser, who may be or become an employee of and paid by the Trust a Fund shall be deemed, when acting within the scope of his employment by the Fund, to be acting in such employment solely for the Fund and not as the Adviser's employee or agent.

          (e) Under the Sub-Investment Management Contracts. Each of the Sub-Investment Management Contracts (the "Sub-Investment Contracts") provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund or the Adviser in connection with matters to which the Sub-Investment Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Sub-Adviser, who may be or become an employee of and paid by the Trust or the Fund shall be deemed, when acting within the scope of his employment by the Trust or the Fund, to be acting in such employment solely for the Trust or the Fund and not as the Sub-Adviser's employee or agent.

          (f) Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and other Connections of Investment Adviser

     For all of the information required by this item reference is made to the Forms ADV, as amended, filed under the Investment Advisers Act of 1940 of the Registrant's Adviser, John Hancock Advisers, Inc. (File No. 801-8124), and the Registrant's Sub-Advisers; Independence Investment Associates, Inc. (File No. 801-18048), John Hancock Advisers International, Ltd. (File No. 801-294981), and Sovereign Asset Management Corporation (File No. 801-420231) incorporated herein by reference.

Item 29.  Principal Underwriters

          (a) The Registrant's sole principal underwriter is JH Funds, Inc., which also acts as principal underwriter for the following investment companies: John Hancock Institutional Series Trust, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock Limited Term Government Fund, John Hancock World Fund, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investment Trust IV, John Hancock Bond Fund, John Hancock California Tax-Free Income Fund, John Hancock Current Interest, John Hancock Investment Trust, John Hancock Series Trust, and John Hancock Tax-Free Bond Fund.

          (b) The following table lists, for each director and officer of JH Funds, Inc., the information indicated.

                              Positions and                 Positions and
Name and Principal            Offices with                  Offices with
Business Address              Underwriter                   Registrant
------------------            --------------                -------------

Edward J. Boudreau, Jr.       Director, Chairman            Chairman and
101 Huntington Avenue         of the Board                  Chief Executive
Boston, Massachusetts                                       Officer

Foster L. Aborn               Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher           Director                      None
53 State Street
Boston, Massachusetts

Anne C. Hodsdon               Director and                  President
101 Huntington Avenue         Executive Vice
Boston, Massachusetts         President

Robert H. Watts               Director, Executive           None
101 Huntington Avenue         Vice President and Chief
Boston, Massachusetts         Compliance Officer

Stephen W. Blair              Executive Vice                None
101 Huntington Avenue         President
Boston, Massachusetts

James V. Bowhers              Executive Vice                None
101 Huntington Avenue         President
Boston, Massachusetts

James W. McLaughlin           Senior Vice President         None
101 Huntington Avenue         and Chief Financial
Boston, Massachusetts         Officer

David A. King                 Director                      None
101 Huntington Avenue
Boston, Massachusetts

Keith Harstein                Senior Vice                   None
101 Huntington Avenue         President
Boston, Massachusetts

James B. Little               Senior Vice                   Senior Vice
101 Huntington Avenue         President                     President and Chief
Boston, Massachusetts                                       Financial Officer

                              Positions and                 Positions and
Name and Principal            Offices with                  Offices with
Business Address              Underwriter                   Registrant
------------------            --------------                -------------

Anthony Petrucci              Senior Vice                   None
101 Huntington Avenue         President
Boston, Massachusetts

Charles H. Womack             Senior Vice                   None
6501 Americas Parkway         President
Suite 950
Alberquerque, New Mexico

Griselda Lyman                Vice President                None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                Vice President                None
101 Huntington Avenue
Boston, Massachusetts

William S. Nichols            Senior Vice                   None
101 Huntington Avenue         President
Boston, Massachusetts

John A. Morin                 Vice President                Vice President
101 Huntington Avenue         and Secretary
Boston, Massachusetts

Susan S. Newton               Vice President                Vice President and
101 Huntington Avenue                                       Secretary
Boston, Massachusetts
Officer

Christopher M. Meyer          Second Vice President         None
101 Huntington Avenue         and Treasurer
Boston, Massachusetts

Robert G. Freedman            Director                      Vice Chairman
101 Huntington Avenue                                       and Chief Investment
Boston, Massachusetts                                       Officer

Stephen L. Brown              Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

                              Positions and                 Positions and
Name and Principal            Offices with                  Offices with
Business Address              Underwriter                   Registrant
------------------            --------------                -------------

Thomas E. Moloney             Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore           Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione           Director                      Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro         Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen             Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio              Director                      None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

          (c)  None.

Item 30.  Location of Accounts and Records

          Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston, Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent or Custodian.

Item 31.  Management Services

          The Registrant is not a party to any management-related service contract, except as described in this Registration Statement.

Item 32.  Undertakings

          The Registrant undertakes:

          (a) to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the later of the effective date of this Registration Statement or commencement of operations; and

          (b) to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 14th day of February, 1997.

                                         JOHN HANCOCK DECLARATION TRUST

                                          By:
                                              ---------------------------
                                              Edward J. Boudreau, Jr.*
                                              Chairman

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                                  Title                             Date
       ---------                                  -----                             ----

------------------------                Chairman
Edward J. Boudreau, Jr.*                (Principal Executive Officer)

/s/James B. Little
------------------------                Senior Vice President and Chief
James B. Little                         Financial Officer (Principal            February 14, 1997
                                        Financial and Accounting Officer)


------------------------                Trustee
Dennis S. Aronowitz*

------------------------                Trustee
Richard P. Chapman, Jr.*

------------------------                Trustee
William J. Cosgrove*

------------------------                Trustee
Douglas M. Costle*

------------------------                Trustee
Leland O. Erdahl*

------------------------                Trustee
Richard A. Farrell*

------------------------                Trustee
Gail D. Fosler*

------------------------                Trustee
William F. Glavin*

------------------------                Trustee
Anne C. Hodsdon*


                                      C-8


------------------------                Trustee
John A. Moore*

------------------------                Trustee
Patti McGill Peterson*

------------------------                Trustee
John W. Pratt*

------------------------                Trustee
Richard S. Scipione*

------------------------                Trustee
Edward J. Spellman*

*By:  /s/Susan S. Newton                                                        February 14, 1997
      ------------------
      Susan S. Newton
      Attorney-in-Fact under
      Powers of Attorney dated
      May 21, 1996 and
      August 27, 1996, filed herewith.

John Hancock Capital Series                           John Hancock Strategic Series
John Hancock Income Securities Trust                  John Hancock Tax-Exempt Series Fund
John Hancock Investors Trust                          John Hancock World Fund
John Hancock Limited Term Government Fund             Freedom Investment Trust
John Hancock Sovereign Bond Fund                      Freedom Investment Trust II
John Hancock Special Equities Fund                    Freedom Investment Trust III

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint EDWARD J. BOUDREAU, JR., SUSAN S. NEWTON, AND JAMES B. LITTLE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 21st day of May, 1996.

/s/Dennis S. Aronowitz                      /s/William F. Glavin
-----------------------------               -----------------------------
Dennis S. Aronowitz                         William F. Glavin

/s/Edward J. Boudreau, Jr.                  /s/Anne C. Hodsdon
-----------------------------               -----------------------------
Edward J. Boudreau, Jr.                     Anne C. Hodsdon

/s/Richard P. Chapman, Jr.                  /s/Patti McGill Peterson
-----------------------------               -----------------------------
Richard P. Chapman, Jr.                     Patti McGill Peterson

/s/William J. Cosgrove
-----------------------------               -----------------------------
William J. Cosgrove                         John A. Moore

/s/Douglas M. Costle                        /s/John W. Pratt
-----------------------------               -----------------------------
Douglas M. Costle                           John W. Pratt

/s/Leland O. Erdahl                         /s/Richard S. Scipione
-----------------------------               -----------------------------
Leland O. Erdahl                            Richard S. Scipione

/s/Richard A. Farrell                       /s/Edward J. Spellman
-----------------------------               -----------------------------
Richard A. Farrell                          Edward J. Spellman

/s/Gail D. Fosler
-----------------------------
Gail D. Fosler

John Hancock Capital Series                        John Hancock Strategic Series
John Hancock Declaration Trust                     John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust               John Hancock World Fund
John Hancock Investors Trust                       Freedom Investment Trust
John Hancock Limited Term Government Fund          Freedom Investment Trust II
John Hancock Sovereign Bond Fund                   Freedom Investment Trust III
John Hancock Special Equities Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint EDWARD J. BOUDREAU, JR., SUSAN S. NEWTON, AND JAMES B. LITTLE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 27th day of August, 1996.

                                                  /s/ John A. Moore
                                                  ----------------------
                                                  John A. Moore

                                  EXHIBIT INDEX

Exhibit No.              Exhibit Description
-----------              -------------------

99.B1          Declaration of Trust dated November 15, 1995.*

99.B2          Amended and Restated By-Laws dated December 3, 1996.+

99.B3          None

99.B4          None

99.B5 Investment Management Contracts between the Registrant on behalf of John Hancock V.A Internation Fund, John Hancock V.A. Emerging Growth Fund, John Hancock V.A. Discovery Fund, John Hancock V.A. Independence Equity Fund, John Hancock V.A. Sovereign Investors Fund, John Hancock V.A. 500 Index Fund, John Hancock V.A. Sovereign Bond Fund, John Hancock V.A. Strategic Income Fund, John Hancock V.A. World Bond Fund and John Hancock V.A. Money Market Fund.+

99.B5.1 Sub-Investment Management Contracts among the Registrant on behalf of John Hancock V.A.Independence Equity Fund, John Hancock Advisers, Inc. and Independence Investment Associates, Inc.+

99.B5.2 Sub-Investment Management Contract among the Registrant on behalf of John Hancock V. A. Sovereign Investors Fund, John Hancock Advisers, Inc., and Sovereign Asset Management Corporation.+

99.B5.3 Sub-Investment Management Contact among the Registrant on behalf of John Hancock V. A. International Fund, John Hancock Advisers, Inc., and John Hancock Advisers International, Ltd.+

99.B6 Distribution Agreement between the Registrant and John Hancock Funds, Inc. dated July 22, 1996+.

99.B7          None

99.B8 Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank and Trust Company.*

99.B8.1 Master Custodian Agreement between John Hancock Mutual Funds and State Street Bank and Trust Company.*

99.B9 Transfer Agency and Service Agreement between the Registrant and John Hancock Investors Services Corporation dated July 22, 1996.+

Exhibit No.              Exhibit Description
-----------              -------------------

99.B10         None

99.B11         None

99.B12         None

99.B13         None

99.B14         None

99.B15         None

27.1
27.2

+    Filed herewith.

* Previously filed electronically with post-effective amendment number 1 (file numbers 07437 and33-64465 on November 20, 1995, accession number 000950146-95-000740.